UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2012
                                                   ------------------

Check here if Amendment [  ];    Amendment Number: ------------------

This Amendment (check only one):     [  ] is a restatement
                                     [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:        New Generation Advisors, LLC
             ----------------------------
Address:     49 Union Street
             ----------------------------
             Manchester, MA  01944
             ----------------------------

Form 13F File Number:     28-10779
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     George Putnam, III
          -------------------------------
Title:    President
          -------------------------------
Phone:    978-704-6200
          -------------------------------

Signature, Place and Date of Signing:

/s/ George Putnam, III        Manchester, MA         February 11, 2013
---------------------       -----------------       -------------------
    [Signature]               [City, State]               [Date]

Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                    0
                                                -------------
Form 13F Information Table Entry Total:              37
                                                -------------
Form 13F Information Table Value Total:           $175,289
                                                -------------
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


                                               Title of               Value              Investment   Other     Voting Authority
Name of Issuer                                  Class      Cusip     ($1000)    Shares   Discretion  Managers   Sole   Shared   None
-------------------------                      --------  ---------   -------    ------   ----------  --------   ----   ------   ----
ACCO BRANDS CORP                               COMMON    00081T108    2,627     357,965     SOLE       NONE     357,965
ACCURIDE CORP                                  COMMON    00439T206    2,634     820,703     SOLE       NONE     820,703
BALTIC TRADING LTD                             COMMON    Y0553W103    1,162     389,836     SOLE       NONE     389,836
BANK OF AMERICA CORP                           COMMON    060505104    4,470     385,000     SOLE       NONE     385,000
BANK OF AMERICA CORP 30.7900
 EXP10/28/2018                                 WTS       060505153    3,890   5,051,476     SOLE       NONE   5,051,476
BLUELINX HOLDINGS INC                          COMMON    09624H109    5,178   1,842,577     SOLE       NONE   1,842,577
BUILDERS FIRSTSOURCE, INC                      COMMON    12008R107    8,127   1,456,498     SOLE       NONE   1,456,498
COMERICA INC 29.4000 EXP11/14/2018             WTS       200340115    2,396     290,365     SOLE       NONE     290,365
DELTA AIR LINES, INC                           COMMON    247361702    6,573     553,758     SOLE       NONE     553,758
DORAL FINANCIAL CORP                           COMMON    25811P886    4,828   6,667,122     SOLE       NONE   6,667,122
EUROSEAS LTD                                   COMMON    Y23592200    2,936   3,225,895     SOLE       NONE   3,225,895
EXIDE TECHNOLOGIES                             COMMON    302051206    2,840     830,352     SOLE       NONE     830,352
FAIRPOINT COMMUNICATIONS, INC                  COMMON    305560302   10,968   1,380,209     SOLE       NONE   1,380,209
FELCOR LODGING TRUST INC                       COMMON    31430F101    2,962     634,200     SOLE       NONE     634,200
GENERAL MOTORS CO 10.0000
 EXP07/10/2016                                 WTS       37045V118    6,147     315,254     SOLE       NONE     315,254
GENERAL MOTORS CO 18.3300
 EXP07/10/2019                                 WTS       37045V126    6,373     510,239     SOLE       NONE     510,239
GLOBAL SHIP LEASE, INC                         CL A      Y27183105    1,175     399,523     SOLE       NONE     399,523
JPMORGAN CHASE & CO. 42.4200
 EXP10/28/2018                                 WTS       46634E114    5,347     450,823     SOLE       NONE     450,823
LEAP WIRELESS INTL INC                         COMMON    521863308    2,851     428,660     SOLE       NONE     428,660
LEAR CORP                                      COMMON    521865204    6,943     148,219     SOLE       NONE     148,219
LENNAR CORP                                    CL A      526057104    3,148      81,403     SOLE       NONE      81,403
METROPCS COMMUNICATIONS, INC                   COMMON    591708102    7,506     755,092     SOLE       NONE     755,092
MGIC INVESTMENT CORP                           COMMON    552848103   11,990   4,507,673     SOLE       NONE   4,507,673
NATIONAL BANK HOLDINGS CORP                    CL A      633707104    7,120     374,958     SOLE       NONE     374,958
PENNYMAC MTG INVT TR                           COMMON    70931T103    6,546     258,843     SOLE       NONE     258,843
THE PNC FINANCIAL SERVICES GROUP, INC.
 67.3300 EXP12/31/2018                         WTS       693475121    4,227     491,505     SOLE       NONE     491,505
RADIAN GROUP INC                               COMMON    750236101    1,848     302,452     SOLE       NONE     302,452
REGIONS FINANCIAL CORP                         COMMON    7591EP100    4,016     563,264     SOLE       NONE     563,264
REVLON INC                                     CL A      761525609    3,368     232,288     SOLE       NONE     232,288
STERLING FINANCIAL CORP                        COMMON    859319303    3,009     143,954     SOLE       NONE     143,954
SUNTRUST BANKS INC                             COMMON    867914103    2,877     101,481     SOLE       NONE     101,481
SUPERVALU INC                                  COMMON    868536103      494     200,000     SOLE       NONE     200,000
TENET HEALTHCARE CORP                          COMMON    88033G407    2,848      87,715     SOLE       NONE      87,715
U.S. CONCRETE INC                              COMMON    90333L201    8,515     940,910     SOLE       NONE     940,910
UNITED CONTINENTAL HOLDING INC                 COMMON    910047109    7,850     335,778     SOLE       NONE     335,778
US AIRWAYS GROUP INC                           COMMON    90341W108    5,082     376,424     SOLE       NONE     376,424
WELLS FARGO & CO 34.0100 EXP10/28/2018         WTS       949746119    4,418     441,790     SOLE       NONE     441,790

                                                                                175,289